2. Description of Business and Significant Accounting Policies: Accounts Receivable (Policies)	9 Months Ended
Mar. 31, 2014
Policies
Accounts Receivable

Accounts Receivable - The Company makes judgments as to the collectability of trade and other accounts receivable based on historic trends and future expectations. Management estimates an allowance for doubtful receivables, which reflects its current assessment of the collectability of the receivables. Management believes that the current specific and general receivable reserves aggregating $11,425 are adequate as of March 31, 2014, and December 31, 2013.